Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,250,000,000
Previously Paid Amount	0
Total Fee Amount	344,475
Total Offset Amount	0
Net Fee	$ 344,475